UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F-NT

                            FORM 13F - NT Cover Page

Report for the Calendar Year or Quarter Ended: December 29, 2000

Check here if Amendment [  ];       Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Merrill Lynch, Pierce, Fenner and Smith, Inc.
Address:          4 World Financial Center
                  New York, New York 10080

13F File Number: 028-00962

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence M. Egan Jr.
Title:   Assistant Corporate Secretary
Phone:   (212) 670-0425
Signature, Place, and Date of Signing:


/s/ Lawrence M. Egan Jr.
-----------------------
Lawrence M. Egan Jr.
Signature

New York, New York
February 1, 2000

Report Type (Check only one.):

[ ]     13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]     13F COMBINATION REPORT.